Advance to suppliers, net (Tables)	12 Months Ended
Dec. 31, 2024
Advance To Suppliers Net
Schedule of advance to suppliers

Advance to suppliers, net consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Prepayment for technology outsourcing service	94,269	112,197
Accounts recharge for recruitment service (1)	60,881	49,629
Prepayment for brand promotion	8,738	292
Others	1,088	1,703
Less: allowance of credit losses	(174)	(174)
Total	164,802	163,647

Schedule of changes of allowance of credit losses, advance to suppliers

The changes of allowance of credit losses are as follows:

	For the Years Ended December 31,
	2023	2024
	RMB	RMB
Balance at the beginning of the year	-	174
Additions	174	-
Balance at the end of the year	174	174

The Group recorded allowance for credit losses of nil, RMB174 and nil for the years ended December 31, 2022, 2023 and 2024, respectively.

(1)	The Group engaged third-party suppliers to make the payment of compensation to flexible workers in flexible employment services on behalf of the Group. The Group was required to recharge the accounts in advance before the third-party suppliers make the payment to flexible workers.